SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2021
SEGMENT REPORTING
Summary information by segment for the years
	For the year ended December 31, 2021
				Technological	Tailored
	Joint		Overseas	consulting for	job
	Education	Textbook	study	smart campus	readiness
	Programs	sales	consulting	solutions	services	Total
Revenue	$2,676,147	$-	$36,174	$1,059,453	$137,772	$3,909,546
Cost of revenue	(364,580)	-	(51,744)	(615,717)	(117,107)	(1,149,148)
Gross profit (loss)	2,311,567	-	(15,570)	443,736	20,665	2,760,398

Operating expenses	(2,690,893)	-	(36,373)	(1,065,291)	(138,531)	(3,931,088)
Loss from operation	(379,326)	-	(51,943)	(621,555)	(117,866)	(1,170,690)

Depreciation and amortization	12,767	-	173	5,055	657	18,652
Capital expenditure	3,038	-	41	1,204	156	4,439

Total assets	29,867,990	-	403,731	11,824,362	1,537,648	43,633,731
Total liabilities	$1,146,799	$-	$15,502	$454,003	$59,039	$1,675,343
	For the year ended December 31, 2020
				Technological	Tailored
	Joint		Overseas	consulting for	job
	education	Textbook	study	“smart campus”	readiness
	programs	Sales	consulting	solutions	services	Total
Revenue	$2,772,679	$48,976	$129,485	$1,995,559	$76,400	$5,023,099
Cost of revenue	(594,035)	(9,333)	(85,733)	(1,403,029)	(64,903)	(2,157,033)

Gross profit	2,178,644	39,643	43,752	592,530	11,497	2,866,066

Operating expenses	788,978	13,936	36,846	567,846	21,740	1,429,346

Income (Loss) from operation	1,389,666	25,707	6,906	24,684	(10,243)	1,436,720

Depreciation and amortization	8,771	155	410	6,313	242	15,891

Capital expenditure	11,719	207	547	8,434	323	21,230

Total assets	7,051,018	124,548	329,285	5,074,775	194,288	12,773,914

Total liabilities	$625,392	$11,047	$29,206	$450,108	$17,232	$1,132,985
	For the year ended December 31, 2019
				Technological
	Joint		Overseas	consulting for
	education	Textbook	study	“smart campus”
	programs	Sales	consulting	solutions	Total
Revenue	$2,484,194	$13,150	$525,878	$2,232,588	$5,255,810
Cost of revenue	(1,508,356)	(11,499)	(264,695)	(1,576,144)	(3,360,694)

Gross profit	975,838	1,651	261,183	656,444	1,895,116

Operating expenses	700,850	3,730	140,765	531,111	1,376,456

Income (Loss) from operation	274,988	(2,079)	120,418	125,333	518,660

Depreciation and amortization	18,505	64	4,404	17,065	40,038

Capital expenditure	-	304	760	16,674	17,738

Total assets	3,239,183	17,146	685,702	2,911,109	6,853,140

Total liabilities	$790,833	$4,186	$167,411	$710,735	$1,673,165